Earnings Per Common Share (Tables)	9 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per share
Common shares outstanding, basic:
Weighted average common shares outstanding, basic	39,925,160

Common shares outstanding, diluted:
Weighted average common shares outstanding, basic	39,925,160
Restricted stock awards	—
Weighted average common shares outstanding, diluted	39,925,160